Loans Payable - Related Party - Schedule of Loans Payable (Details)	Mar. 31, 2018 USD ($)
Principal	$ 200,000
Interest	723
Total	200,723
2018 [Member]
Principal	200,000
Interest	723
Total	$ 200,723